Lifestyle Balanced Portfolio Performance Management - Lifestyle Balanced Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Performance Additional Market Index [Text]	Prior to July 1, 2026, the fund’s additional benchmark is the 35% Russell 3000 Index/15% MSCI EAFE Index/50% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Balanced Index. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy. As of March 26, 2026, the John Hancock Lifestyle Balanced Index comprises 26.0% of the S&P 500 Index, 10.0% of the MSCI World ex-USA Index, 7.0% of the Russell 2500 Index, 4.0% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 4.0% of the ICE BofA U.S. High Yield Index, 4.0% of the JPMorgan EMBI Global Index, 4.0% of the Morningstar LSTA Leveraged Loan Index, 30.0% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 5.0% of the Bloomberg 1-5 Year TIPS Index.
Performance Table Heading	Average annual total returns (%)—as of 12/31/2025
Performance Table Market Index Changed	Prior to July 1, 2026, the fund’s additional benchmark is the 35% Russell 3000 Index/15% MSCI EAFE Index/50% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Balanced Index. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy. As of March 26, 2026, the John Hancock Lifestyle Balanced Index comprises 26.0% of the S&P 500 Index, 10.0% of the MSCI World ex-USA Index, 7.0% of the Russell 2500 Index, 4.0% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 4.0% of the ICE BofA U.S. High Yield Index, 4.0% of the JPMorgan EMBI Global Index, 4.0% of the Morningstar LSTA Leveraged Loan Index, 30.0% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 5.0% of the Bloomberg 1-5 Year TIPS Index.